LOANS (Details Textual)	3 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 AUD	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayments of Related Party Debt	$ 13,549	AUD 18,652
Notes Payable, Current	6,278			$ 27,558	$ 33,909
Repayments of Other Debt	19,613	AUD 27,000	$ 0
Foreign Currency Transaction Gain (Loss), Unrealized	10,784		$ 0	(31,548)	0
Directors and Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Debt, Gross	$ 59,360			$ 79,416	$ 161,975